SUBSEQUENT EVENT (Details) (USD $)	0 Months Ended	12 Months Ended	0 Months Ended
	Oct. 09, 2013	Dec. 31, 2014	Dec. 31, 2014	Jan. 20, 2015	Mar. 13, 2015	Oct. 21, 2014	Mar. 17, 2015
Stock Repurchase Programs
Common stock repurchases (in shares)	112,534	150,867
Share Repurchase Program October 2014
Stock Repurchase Programs
Common stock repurchases (in shares)			94,600
Number of shares approved for repurchase						115,000
Share Price		13.60	$ 13.60
Subsequent events
Payments of dividends
Quarterly cash dividend declared (in dollars per share)				$ 0.05
Subsequent events | Share Repurchase Program October 2014
Stock Repurchase Programs
Common stock repurchases (in shares)					115,000
Percent of shares outstanding					5.00%
Share Price					$ 13.61
Subsequent events | Share Repurchase Program March 2015
Stock Repurchase Programs
Number of shares approved for repurchase							110,000
Percent of shares outstanding							5.00%